Expense Example {- Fidelity Freedom Blend Income Fund} - NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-03 - Fidelity Freedom Blend Income Fund - Premier Class	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 25
3 years	77
5 years	135
10 years	$ 306